LEASES - Narrative (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 25, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 26, 2020 USD ($) lease
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets	$ 18,749			$ 12,193		$ 0		$ 15,200
Operating lease, lease liabilities	21,355			14,947				15,200
Lease expense	1,100		$ 1,100	2,300	$ 2,200	5,200	$ 3,700
Sublease income	$ 200		$ 100	$ 300	$ 300	$ 500	$ 400
Weighted-average remaining lease term (in years)	4 years 4 months 24 days			4 years 7 months 6 days
Weighted-average discount rate (as a percent)	3.57%			3.42%
Operating lease payments	$ 1,200			$ 1,700
Merisant and Mafco Worldwide
Lessee, Lease, Description [Line Items]
Increase (decrease) in right-of-use asset		$ 2,700		$ (2,700)
Minimum
Lessee, Lease, Description [Line Items]
Extended lease term (in years)				1 year
Maximum
Lessee, Lease, Description [Line Items]
Extended lease term (in years)				5 years
Act II Global Acquisition Corp
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets								300
Operating lease, lease liabilities								$ 300
Operating lease, number of leases | lease								1